QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.79%

CONSUMER DISCRETIONARY - 12.48%
Abercrombie & Fitch Co.	22,578	$393,535
Build-A-Bear Workshop, Inc.	28,490	262,108
Target Corp.	9,400	613,350
Urban Outfitters, Inc.	12,520	438,951

		1,707,944

CONSUMER STAPLES - 3.11%
The Proctor & Gamble Co.	2,296	210,956
Walmart Inc.	2,176	214,880

		425,836

ENERGY - 2.33%
Devon Energy Corp.	7,700	318,780

FINANCIALS - 19.49%
American Express Co.	6,400	635,584
CIT Group Inc.	10,855	534,392
Community Trust Bancorp, Inc.	7,635	359,608
CVB Financial Corp.	15,300	360,468
First Hawaiian, Inc.	13,500	393,930
Westamerica Bancorporation	6,447	383,919

		2,667,901

HEALTH CARE - 6.39%
Envision Healthcare Corp.	4,400	152,064
Johnson & Johnson	2,109	294,669
Teva Pharmaceutical Industries Ltd.	22,600	428,270

		875,003

INDUSTRIALS - 18.28%
C. H. Robinson Worldwide, Inc.	3,808	339,255
The Dun & Bradstreet Corp.	4,440	525,740
Fastenal Co.	9,000	492,210
HNI Corp.	5,350	206,350
KLX Inc.	6,633	452,702
Stericycle, Inc.	7,150	486,129

		2,502,386

INFORMATION TECHNOLOGY - 15.85%
Cisco Systems, Inc.	8,375	320,763
Diebold Nixdorf, Inc.	10,818	176,874
Dolby Laboratories Inc. - Class A	6,945	430,590
eBay Inc.	12,991	490,280
EVERTEC, Inc.	11,800	161,070
International Business Machines Corp.	2,067	317,119
Mastercard Inc. - Class A	1,800	272,448

		2,169,144

MATERIALS - 3.64%
Compass Minerals International, Inc.	6,901	498,597

UTILITIES - 3.21%
Exelon Corp.	11,138	438,949

TOTAL COMMON STOCKS - 84.79%		11,604,540

MONEY MARKET FUND - 14.11%
Federated Institutional Prime Obligations Fund 1.45%*	1,930,750	1,930,802

TOTAL INVESTMENTS - 98.90%		13,535,342

Other assets, net of liabilities - 1.10%		150,594

NET ASSETS - 100.00%		$13,685,936

* Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$11,604,540	$–	$–	$11,604,540
Money Market	1,930,802	–	–	1,930,802

	$13,535,342	$–	$–	$13,535,342

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $11,869,730 and the related tax-based net unrealized appreciation (depreciation) consists of :

Gross unrealized appreciation	$2,481,507
Gross unrealized depreciation	(815,895)

Net unrealized appreciation	$1,665,612

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	February 27, 2018

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	February 27, 2018